Provisions for employees benefits (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recognized in profit or loss
Current service cost	$ 52,164	$ 53,771
Past service cost	0	164,271
Interest expense, net	373,522	259,266
Remedies	13,889	0
Benefits plan costs recognized in profit or loss	439,575	477,308
Recognized in other comprehensive income
Recognized in other comprehensive income	(2,310,512)	(1,770,139)
Deferred tax	762,469	616,697
Other comprehensive income, net of taxes	(1,548,043)	(1,153,442)	$ 1,404,602
Change in the effect of the asset ceiling
Recognized in other comprehensive income
Recognized in other comprehensive income	0	379,884
Healthcare [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	(794,535)	(792,093)
Pension and pension bonds [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	(1,312,195)	(1,533,256)
Education and severance [member]
Recognized in other comprehensive income
Recognized in other comprehensive income	(203,779)	175,259
Termination benefits - Voluntary retirement plan [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	$ (3)	$ 67